Income Taxes - Deferred Tax Position (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred tax assets - current	€ 124,431		€ 103,695
Deferred tax assets - non-current	139,513		39,443
Total deferred tax assets	263,944	[1]	143,138	[1]	159,455
Deferred tax liabilities - current	(3,494)		(271)
Deferred tax liabilities - non-current	(290,626)		(28,340)
Total deferred tax liabilities	(294,120)		(28,611)		(21,509)
Total	€ (30,176)		€ 114,527		€ 137,946

[1]	Valuation allowances recognized in relation to deferred tax assets as at December 31, 2013 amounted to EUR 25.0 million (2012: EUR 30.5 million)